Related Party Balances and Transactions (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares
RelatedPartyTransactionsLineItems [Line Items]
Proceeds from KMP | $	$ 791	$ 2,656
Key Management Personnel [Member]
RelatedPartyTransactionsLineItems [Line Items]
Number of restricted stock vested | shares	111,086	434,742
Number of options exercised | shares	125,000
Exercise price | $ / shares	$ 0.49
Maturity date	Jul. 11, 2021
Weighted average market price on exercise | $ / shares	$ 0.91
Proceeds from KMP | $	$ 205
Key Management Personnel [Member] | Options One[Member]
RelatedPartyTransactionsLineItems [Line Items]
Number of options exercised | shares	200,000
Exercise price | $ / shares	$ 0.72
Maturity date	Sep. 15, 2019